Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets and Liabilities Eliminated upon Consolidation [Abstract]
Beginning balance, Foreign currency items	$ 1,173	$ 3,321	$ (69)
Current-period change, Foreign currency items	(1,265)	(2,148)	3,390
Ending balance, Foreign currency items	(92)	1,173	3,321
Beginning balance, Defined benefit pension plans	(678)	(678)	(963)
Current-period change, Defined benefit pension plans	(15)		285
Ending balance, Defined benefit pension plans	(693)	(678)	(678)
Beginning balance, Accumulated other comprehensive income (loss)	495	2,643	(1,032)
Current-period change, Accumulated other comprehensive income (loss)	(1,280)	(2,148)	3,675
Ending balance, Accumulated other comprehensive income (loss)	$ (785)	$ 495	$ 2,643